Related party transactions - Metrogas, Frontline, and Seatankers Transactions (Details)											3 Months Ended						6 Months Ended		9 Months Ended	12 Months Ended
		Mar. 06, 2015 USD ($)	Aug. 26, 2014 USD ($)	Feb. 21, 2014 USD ($)	Sep. 20, 2013 USD ($)	Jul. 19, 2013 NOK	Jul. 19, 2013 NOK	Mar. 27, 2013 NOK	Feb. 27, 2013 NOK	Dec. 20, 2012 USD ($)	Sep. 30, 2016 USD ($)		Jun. 30, 2016 USD ($)		Mar. 31, 2016 USD ($)		Jun. 30, 2016 USD ($)		Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)	Dec. 31, 2012 NOK	Dec. 31, 2013 USD ($)	Dec. 10, 2013 USD ($)	Dec. 21, 2012 USD ($)
Related Party Transaction [Line Items]
Short-term debt to related parties											$ 110,000,000		$ 144,000,000		$ 177,000,000		$ 144,000,000		$ 110,000,000	$ 83,000,000	$ 152,000,000	[1]
Proceeds from debt to related party																				0	143,000,000	[2]	$ 90,000,000
Long-term debt																				9,608,000,000	10,661,000,000
Repayments of debt to related party																				103,000,000	0	[2]	910,000,000
Net gain/(loss) on debt extinguishment													47,000,000	[3],[4]			47,000,000	[4]	47,000,000	47,000,000	8,000,000	[4]	(54,000,000)
Interest expense	[3]										$ 98,000,000	[4]	$ 105,000,000	[4]	$ 102,000,000	[4]	$ 207,000,000	[4]	$ 305,000,000 [4]	412,000,000	415,000,000	[4]	478,000,000
Credit facility US$1,121 | West Leo
Related Party Transaction [Line Items]
Long-term debt																									$ 472,600,000
Term Loan B
Related Party Transaction [Line Items]
Debt, face amount				$ 1,800,000,000.0
$1,350 facility | Secured Debt
Related Party Transaction [Line Items]
Maximum borrowing capacity			$ 1,350,000,000
Affiliated Entity | Metrogas
Related Party Transaction [Line Items]
Proceeds from sale of unsecured bond										$ 500,000,000
Accrued interest on sale of unsecured bond										$ 9,000,000
Short-term debt to related parties																											$ 93,000,000
Interest rate on related party debt (as percent)		7.50%								7.75%
Proceeds from debt to related party										$ 415,000,000
Due to related parties																										$ 840,000,000
Interest expense																				0	0		1,000,000
Subordinated loan from related party		$ 50,000,000																			50,000,000
Affiliated Entity | Metrogas | Credit facility US$1,121
Related Party Transaction [Line Items]
Debt, face amount			1,121,000,000
Repayments of debt to related party				$ 436,000,000
Net gain/(loss) on debt extinguishment			$ 16,000,000
Affiliated Entity | Metrogas | Loans Payable
Related Party Transaction [Line Items]
Short-term debt to related parties								NOK 700,000,000	NOK 300,000,000															NOK 140,000,000			$ 93,000,000
Debt, face amount					$ 99,000,000	NOK 1,500,000,000	NOK 1,500,000,000
Affiliated Entity | Metrogas | Loans Payable | Norwegian Interbank Offered Rate (NIBOR)
Related Party Transaction [Line Items]
Description of variable rate basis							NIBOR	NIBOR	NIBOR															NIBOR
Basis spread on variable rate (as percent)						3.50%
Affiliated Entity | Metrogas | Loans Payable | LIBOR
Related Party Transaction [Line Items]
Description of variable rate basis					LIBOR
Basis spread on variable rate (as percent)					3.00%
Affiliated Entity | Frontline
Related Party Transaction [Line Items]
Related party expense																				3,000,000	4,000,000		4,000,000
Affiliated Entity | Seatankers Management Norway AS
Related Party Transaction [Line Items]
Related party expense																				$ 1,600,000	$ 1,000,000		$ 0

[1]	Refer to Note 39 "Restatement of previously issued financial statements"
[2]	Refer to Note 39 "Restatement of previously issued financial statements"
[3]	Includes transactions with related parties. Refer to Note 31 "Related party transactions".
[4]	Refer to Note 39 "Restatement of previously issued financial statements"